Condensed Financial Information of The Parent Company (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Condensed Financial Information of The Parent Company [Abstract]
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	As of
	June 30, 2024	December 31, 2024
	RMB	RMB
		(Unaudited)
LIABILITIES
Investment in subsidiaries	-	-
Total liabilities	-	-

Shareholders’ deficit
Class A ordinary shares (par value of US$0.00001 per share; 4,980,000,000 Class A ordinary shares authorized as of June 30, 2024 and December 31, 2024, respectively; 8,700,000 and 8,700,000 Class A ordinary shares issued and outstanding as of June 30, 2024 , respectively;10,850,000 and 10,850,000 Class A ordinary shares issued and outstanding as of June 30, 2024 and December 31, 2024, respectively)	631	792
Class B ordinary shares (par value of US$0.00001 per share; 20,000,000 Class B ordinary shares authorized, 1,300,000 Class B ordinary shares issued and outstanding as of June 30, 2024 and December 31, 2024, respectively)	94	94
Subscription receivable	(725)	(886)
Additional paid-in capital	31,500,000	74,507,668
Accumulated deficit	(9,069,539)	(11,776,849)
Total shareholders’ deficit	22,430,461	62,730,819

TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	22,430,461	62,730,819

Condensed Balance Sheets

	As of June 30,
	2023	2024
	RMB	RMB
ASSETS
Investment in subsidiaries	-	22,430,461
Total assets	-	22,430,461

LIABILITIES
Investment in subsidiaries	20,279,062	-
Total liabilities	20,279,062	-

Shareholders’ (deficit)/equity
Class A ordinary shares (par value of US$0.00001 per share; 4,980,000,000 Class A ordinary shares authorized, 8,700,000 Class A ordinary shares issued and outstanding as of June 30, 2023 and 2024, respectively)	631	631
Class B ordinary shares (par value of US$0.00001 per share; 20,000,000 Class B ordinary shares authorized, 1,300,000 Class B ordinary shares issued and outstanding as of June 30, 2023 and 2024, respectively)	94	94
Subscription receivable	(725)	(725)
Additional paid-in capital	-	31,500,000
Accumulated deficit	(20,279,062)	(9,069,539)
Total shareholders’ (deficit)/equity	(20,279,062)	22,430,461

TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT)/EQITY	-	22,430,461

Schedule of Condensed Statements of Operations and Comprehensive Income

Condensed Statements of operations and comprehensive income

	For the six months ended December 31,
	2023	2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Operating profit:
Equity in profit of subsidiaries	7,864,163	(2,707,310)

Profit before income tax expense	7,864,163	(2,707,310)
Income tax expense	-	-
Net income	7,864,163	(2,707,310)

Condensed Statements of operations and comprehensive income

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Operating profit:
Equity in profit of subsidiaries	2,486,414	7,817,760	11,209,523

Profit before income tax expenses	2,486,414	7,817,760	11,209,523
Income tax expenses		-	-
Net profit	2,486,414	7,817,760	11,209,523